LIQUIDITY AND MANAGEMENT'S PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
LIQUIDITY AND MANAGEMENT'S PLANS
NOTE 2. - LIQUIDITY AND MANAGEMENT’S PLANS

Since 2006, 22nd Century Ltd has experienced limited revenues and incurred substantial operating losses as it transitioned from being only a licensor of its proprietary technology and tobaccos to commercializing its own tobacco products. At June 30, 2011, the Company had current assets of $1,317,258 and current liabilities of $1,793,916. On January 25, 2011, the Company completed the Private Placement resulting in approximately $3.3 million in net cash proceeds and a reduction of debt and accrued interest obligations to shareholders that were on the balance sheet at December 31, 2010 of approximately $614,000, which were exchanged for equity interests in the Private Placement. These proceeds were sufficient to enable the Company to make substantial reductions in its outstanding current liabilities, which totaled $4,823,635 at December 31, 2010.

We currently project that we will need additional capital by November 2011. Our Board of Directors has authorized us to seek bridge financing of approximately $1.5 million (net proceeds) in the form of a convertible debenture as negotiated with private accredited investors. The Company will need to raise additional capital during the fourth quarter of 2011 to further reduce outstanding current liabilities, pay obligations that mature or begin to mature in 2012, and complete the FDA-approval process for X-22. Before the Company can raise additional capital, it must satisfy the registration rights granted to investors who acquired shares of its common stock in the January 25, 2011 Private Placement and Merger.  These registration rights provide that 22nd Century Group must have an effective registration statement covering the shares subject to the registration rights for a period of 90 days before it can sell any equity securities or securities convertible into equity securities. In addition, the ability to complete future financings on acceptable terms will depend on a number of factors, including the general performance of the capital markets, the Company’s progress in the FDA approval process and the manufacture, distribution and sale of its products. Any future equity financings will be dilutive to 22nd Century Group’s existing shareholders’ respective ownership percentages.

Prior to FDA approval of its prescription X-22 smoking cessation aid in development and FDA authorization of its two potential modified risk cigarettes (as defined in the Overview of Management Discussion), the Company expects to generate cash from the sale of its proprietary cigarettes, RED SUN and MAGIC, through its subsidiary, Goodrich Tobacco and from sales of SPECTRUM. In the first quarter of 2011, the Company recognized revenue of $112,000 for manufacture planning and material procurement for 9 million SPECTRUM cigarettes (stage 3) from RTI International (“RTI”). The Company has also partially completed stage 4 (laboratory testing and product labeling according to TTB specifications) resulting in $150,000 of revenue in the second quarter. Subsequent to June 30, 2011, the Company received payment of approximately $304,000 for testing and labeling and the first shipment of SPECTRUM cigarettes.

The Company has been able to obtain debt financing from related parties. On July 7, 2011, the Company received $150,000 of proceeds from a short term note to an officer of the Company.

The Company’s management believes, but can offer no assurances that, the above business plans will provide sufficient cash flow to fund the Company’s operations, through November 2011. In order to fund operations beyond November 2011, the Company must raise additional capital as discussed above.

NOTE 2. - LIQUIDITY AND MANAGEMENT’S PLANS

Since 2006, 22nd Century has experienced limited revenues and incurred substantial operating losses as it transitioned from being only a licensor of its proprietary technology and tobaccos to commercializing its own tobacco products. At December 31, 2010, the Company had current assets of $744,229 and current liabilities of $4,823,635. On January 25, 2011, the Company completed a private placement of  securities resulting in approximately $3.4 million in net cash proceeds and a reduction of debt obligations to members that were on the balance sheet at December 31, 2010 of approximately $614,000, which were exchanged for equity interests in the offering. These proceeds are sufficient to enable the Company to make substantial reductions in its outstanding current liabilities, which management expects will allow the Company to generally be on satisfactory terms with its vendors. In addition, the Company will need to raise additional capital to further reduce outstanding current liabilities and complete the FDA-approval process for X-22. Before the Company can raise additional capital it must satisfy the registration rights granted to investors who acquired shares of its common stock in the January 25, 2011 private placement and Merger.  These registration rights provide that the Company must have an effective registration statement covering the shares subject to the registration rights for a period of 90 days before it can sell any equity securities or securities convertible into equity securities. In addition, the ability to complete future financings on acceptable terms will depend on a number of factors, including the general performance of the capital markets, the Company’s progress in the FDA approval process and the manufacture, distribution and sale of its commercial products. Any future equity financings will be dilutive to the Company’s existing shareholders ownership percentages.

Prior to FDA approval of its prescription X-22 smoking cessation aid and FDA authorization of its two modified risk cigarettes, the Company expects to generate cash from the sale of its proprietary cigarettes in the U.S through its subsidiary, Goodrich Tobacco Company.  Sales are expected in traditional tobacco market channels and to fulfill orders by the National Institute of Drug Abuse (“NIDA”) and researchers.  In March 2011, the Company received a revised purchase order and authorization to bill $112,000 for manufacture planning and material procurement for 9 million cigarettes from RTI International (“RTI”). Payment was received on May 2, 2011. The Company received an additional purchase order from RTI for approximately $680,000 in May 2011 to ship the 9 million research cigarettes. These government research cigarettes will be distributed under the mark SPECTRUM.

The Company believes, but can offer no assurances that the above business plans will provide sufficient cash flow to fund the Company’s operations during 2011.